UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-23742

CONNORS FUNDS
(Exact name of registrant as specified in charter)

1210 Broadcasting Road, Suite 200
Wyomissing, Pennsylvania 19610
(Address of principal executive offices) (Zip code)

Peter Connors, President
c/o Connors Investor Services, Inc.
1210 Broadcasting Road, Suite 200
Wyomissing, Pennsylvania 19610
(Name and address of agent for service)

With copy to: Jeffrey T. Skinner, Esq.
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, NC 27101

Registrant’s telephone number, including area code:	(610) 376-7418

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2026

Item 1. Reports to Stockholders.

(a)

Connors Hedged Equity Fund

Institutional Class (CVRDX)

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Connors Hedged Equity Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at www.connorsinvestor.com/mutual-fund. You can also request this information by contacting us at (833) 601-2676.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$58	1.13%

How did the Fund perform during the reporting period?

The market was relatively flat for the first three months of the fiscal year before rallying sharply following a ceasefire with Iran in early April. The Fund gained 6.06% while the S&P 500® Index (the "Index") gained 10.6% for the six-month period ended May 31, 2026. The market remains quite resilient despite higher inflation, geopolitical events and an oil shock that caused oil prices to jump to over $100 per barrel. While the rebound was welcomed, market leadership was narrow with much of the gains driven by semiconductors companies benefiting from continued AI data center investment. The Philadelphia Semiconductor Index was up nearly 88% over the six-month period underscoring the importance of maintaining exposure to long-term secular growth themes while remaining diversified. Ex-semiconductors, the Index gained a more modest 5.7%. While we expect semiconductor demand to remain strong, we believe improving inflation trends and lower energy prices could support market to broader market participation.

In terms of sectors, the market continues to be led by Technology (23%), though Energy (26.4%) was the top performer following the closing of the Strait of Hormuz which supplies 20% of the world’s energy. Industrials (13.5%) and Materials (14.4%) were also strong in large part due to datacenter and electrical infrastructure spending. The worst performing sectors were Health Care (-4.3%) and Financials (-2.4%). While we remain constructive on AI and the long-term data center buildout, we believe that the strongest opportunities may become increasingly diversified as market leadership broadens. We believe more economically sensitive sectors such as Financials and Consumer Discretionary outperform in the second half, as moderating inflation and lower oil prices could support consumer spending, travel and overall economic activity.

Premium generation was solid as individual equity implied volatilities remained consistently higher relative to that of the Index particularly during the spike in volatility caused by conflict in the Middle East. Following the rebound we rolled some in-the-money options up to higher strike prices enabling the portfolio to maintain original cost basis, thereby minimizing tax impact, while also allowing for additional upside participation.

Despite the narrow market, we continue to believe that a diversified portfolio can provide better risk-adjusted returns in the long-term. We continue to utilize a balanced approach looking for growth and cyclical stocks that could benefit from lower inflation as well as more defensive stocks to provide ballast during periods of elevated volatility. We remain disciplined by looking to take profits in stocks that appear extended in the near-term and add to positions of undervalued equities to enhance the risk/return characteristics of the overall portfolio.

How has the Fund performed since inception?

Total Return Based on $25,000 Investment

Connors Hedged Equity Fund - Institutional Class
CBOE S&P 500® BuyWrite Index
S&P 500® Index
$47,500
$42,500
$37,500
$32,500
$27,500
$22,500
$44,552
$37,720
$34,739
Jan-2022
May-2022
May-2023
May-2024
May-2025
May-2026

Table Summary
	Connors Hedged Equity Fund - Institutional Class	CBOE S&P 500® BuyWrite Index	S&P 500® Index
Jan-2022	$25,000	$25,000	$25,000
May-2022	$24,000	$23,592	$22,920
May-2023	$24,577	$24,466	$23,590
May-2024	$29,795	$26,732	$30,239
May-2025	$32,202	$29,217	$34,328
May-2026	$37,720	$34,739	$44,552

Average Annual Total Returns

Table Summary
	1 Year	Annualized Since Inception (1/19/2022)
Connors Hedged Equity Fund - Institutional Class	17.13%	9.89%
S&P 500® Index	29.78%	14.16%
CBOE S&P 500® BuyWrite Index	18.90%	7.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Updated performance information is available on the Fund's website www.connorsinvestor.com/mutual-fund.

Fund Statistics

  Net Assets$65,098,253
  Number of Portfolio Holdings126
  Advisory Fee$146,729
  Portfolio turnover (six months)25%
  Sharpe ratio0.55
  Beta0.67
  Standard Deviation9.90%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Apple, Inc.	6.2%
Alphabet, Inc. - Class A	5.3%
Nvidia Corp.	5.0%
Microsoft Corp.	4.6%
Amazon.com, Inc.	4.4%
Broadcom, Inc.	3.2%
Palo Alto Networks, Inc.	3.1%
Meta Platforms, Inc. - Class A	2.5%
Williams Companies, Inc. (The)	2.4%
JPMorgan Chase & Co.	2.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
31.3%
Financials
11.2%
Consumer Discretionary
11.0%
Communications
9.3%
Industrials
9.2%
Health Care
7.8%
Materials
5.2%
Consumer Staples
4.4%
Energy
3.7%
Real Estate
3.5%
Money Market
3.1%
Utilities
1.8%
Purchased Options
0.5%
Liabilities in Excess of Other Assets
-2.0%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-2.0%
Purchased Options	0.5%
Utilities	1.8%
Money Market	3.1%
Real Estate	3.5%
Energy	3.7%
Consumer Staples	4.4%
Materials	5.2%
Health Care	7.8%
Industrials	9.2%
Communications	9.3%
Consumer Discretionary	11.0%
Financials	11.2%
Technology	31.3%

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.connorsinvestor.com/mutual-fund), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Connors Hedged Equity Fund - Institutional Class (CVRDX)

Semi-Annual Shareholder Report - May 31, 2026

TSR-SAR 053126-CVRDX

(b)       Not Applicable

Item 2. Code of Ethics.

Not Applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not Applicable – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

Not Applicable – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Not Applicable – disclosed with annual report

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The registrant’s Financial Statements are attached herewith.

Connors Hedged Equity Fund

Semi-Annual Financial Statements

and Additional Information

May 31, 2026

Fund Adviser:
Connors Investor Services, Inc.
1210 Broadcasting Road, Suite 200
Wyomissing, PA 19610

Connors Hedged Equity Fund
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS — 98.38%	Shares	Fair Value
Communications — 9.31%
Alphabet, Inc., Class A(a)	9,045	$3,440,176
AT&T, Inc.	40,000	992,000
Meta Platforms, Inc., Class A(a)	2,575	1,628,713
		6,060,889
Consumer Discretionary — 11.02%
Amazon.com, Inc.(a) (b)	10,500	2,841,720
Lowe’s Companies, Inc.(a)	3,775	809,209
McDonald’s Corp.(a)	2,240	625,408
Tapestry, Inc.(a)	6,600	960,036
Tesla, Inc.(a) (b)	1,450	631,895
TJX Companies, Inc. (The)(a)	8,425	1,303,769
		7,172,037
Consumer Staples — 4.40%
Coca-Cola Co. (The)(a)	12,835	1,014,093
Procter & Gamble Co. (The)(a)	5,800	832,648
Walmart, Inc.(a)	8,800	1,018,600
		2,865,341
Energy — 3.72%
Chevron Corp.(a)	4,700	857,562
Williams Companies, Inc. (The)(a)	21,900	1,563,441
		2,421,003
Financials — 11.22%
Cboe Global Markets, Inc.(a)	2,700	900,612
Charles Schwab Corp. (The)	7,200	628,920
Chubb Ltd.(a)	3,370	1,050,530
JPMorgan Chase & Co.(a)	4,865	1,456,143
Morgan Stanley(a)	6,500	1,352,000
Visa, Inc., Class A(a)	2,935	957,867
Wells Fargo & Co.(a)	12,335	956,456
		7,302,528
Health Care — 7.82%
AbbVie, Inc.(a)	5,710	1,243,181
Eli Lilly & Co.(a)	1,240	1,370,200
Johnson & Johnson	3,800	856,254
Stryker Corp.	2,810	857,303
UnitedHealth Group, Inc.(a)	2,000	760,620
		5,087,558
Industrials — 9.17%
Boeing Co. (The)(a) (b)	3,500	809,025
Caterpillar, Inc.(a)	1,145	1,002,871
Eaton Corp. PLC(a)	3,375	1,352,025
Quanta Services, Inc.(a)	1,330	946,601
RTX Corp.(a)	6,000	1,077,960
Waste Management, Inc	3,700	782,402
		5,970,884

See accompanying notes which are an integral part of these financial statements.

Connors Hedged Equity Fund
Schedule of Investments (continued)
May 31, 2026 (Unaudited)

COMMON STOCKS — 98.38% - continued	Shares	Fair Value
Materials — 5.20%
DuPont de Nemours, Inc.(a)	13,800	$668,196
Linde PLC(a)	2,705	1,346,252
Qnity Electronics, Inc.(a)	8,800	1,372,800
		3,387,248
Real Estate — 3.47%
Prologis, Inc.(a)	6,800	975,596
Welltower, Inc.(a)	6,250	1,283,313
		2,258,909
Technology — 31.24%
Apple, Inc.(a)	12,870	4,016,212
Arista Networks, Inc.(b)	6,000	956,820
ASML Holding N.V. - ADR(a)	650	1,048,294
Broadcom, Inc.(a)	4,700	2,099,819
Cisco Systems, Inc.(a)	7,575	912,182
International Business Machines Corp.(a)	2,900	863,620
Microsoft Corp.(a)	6,700	3,016,608
Nvidia Corp.(a)	15,525	3,277,948
Palo Alto Networks, Inc.(a) (b)	7,250	2,042,252
Salesforce, Inc.	4,550	869,505
Taiwan Semiconductor Manufacturing Company, Ltd. - ADR(a)	2,950	1,234,428
		20,337,688
Utilities — 1.81%
Duke Energy Corp.(a)	9,625	1,181,276

Total Common Stocks (Cost $46,730,011)		64,045,361

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Fair Value
PURCHASED CALL OPTIONS — 0.35%
iShares Expanded Tech-Software Sector ETF	25	$254,150	$97.00	August 2026	$24,625
iShares Expanded Tech-Software Sector ETF	50	508,300	98.00	August 2026	45,750
Nvidia Corp.	70	1,477,980	230.00	December 2026	155,925
Total Purchased Call Options (Cost $223,905)					226,300

PURCHASED PUT OPTIONS — 0.14%
S&P 500 Index	7	5,306,042	6,900.00	June 2026	3,745
S&P 500 Index	10	7,580,060	7,000.00	July 2026	29,750
S&P 500 Index	7	5,306,042	7,100.00	July 2026	25,970
S&P 500 Index	5	4,790,030	7,300.00	July 2026	30,225

Total Purchased Put Options (Cost $357,058)					89,690
Total Purchased Options (Cost $580,963)					315,990

See accompanying notes which are an integral part of these financial statements.

Connors Hedged Equity Fund
Schedule of Investments (continued)
May 31, 2026 (Unaudited)

MONEY MARKET FUNDS — 3.11%	Shares	Fair Value
First American Government Obligations Fund - Class X, 3.55% (c)	2,026,185	$2,026,185
Total Money Market Funds (Cost $2,026,185)		2,026,185
Total Investments — 101.98% (Cost $49,337,159)		66,387,536
Liabilities in Excess of Other Assets — (1.98)%		(1,289,283)
NET ASSETS — 100.00%		$65,098,253

(a)	All or a portion of the security is held as collateral for written options.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of May 31, 2026.

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

See accompanying notes which are an integral part of these financial statements

Connors Hedged Equity Fund
Schedule of Open Written Option Contracts
May 31, 2026 (Unaudited)

	Number of	Notional	Exercise
Description	Contracts	Amount	Price	Expiration Date	Fair Value
WRITTEN OPTIONS (1.30)%
WRITTEN CALL OPTIONS (1.25)%
AbbVie, Inc.	(35)	$(762,020)	$240.00	August 2026	$(14,087)
Alphabet, Inc., Class A	(32)	(1,217,088)	440.00	September 2026	(35,440)
Amazon.com, Inc.	(60)	(1,623,840)	250.00	June 2026	(134,999)
Apple, Inc.	(10)	(312,060)	285.00	June 2026	(28,175)
Apple, Inc.	(43)	(1,341,858)	320.00	July 2026	(29,885)
Arista Networks, Inc.	(15)	(239,205)	210.00	August 2026	(7,238)
ASML Holding N.V. - ADR	(1)	(161,276)	1,840.00	July 2026	(5,065)
Boeing Co. (The)	(18)	(416,070)	235.00	June 2026	(10,530)
Broadcom, Inc.	(17)	(759,509)	490.00	August 2026	(52,529)
Caterpillar, Inc.	(3)	(262,761)	900.00	June 2026	(6,338)
Caterpillar, Inc.	(5)	(437,935)	1,040.00	August 2026	(10,387)
Cboe Global Markets, Inc.	(2)	(66,712)	280.00	June 2026	(10,800)
Cboe Global Markets, Inc.	(15)	(500,340)	310.00	June 2026	(37,424)
Chevron Corp.	(20)	(364,920)	200.00	June 2026	(1,050)
Chevron Corp.	(5)	(91,230)	210.00	June 2026	(95)
Chevron Corp.	(3)	(54,738)	210.00	August 2026	(666)
Chubb Ltd.	(17)	(529,941)	360.00	August 2026	(2,125)
Cisco Systems, Inc.	(20)	(240,840)	130.00	July 2026	(5,780)
Cisco Systems, Inc.	(12)	(144,504)	155.00	August 2026	(2,076)
Coca-Cola Co. (The)	(65)	(513,565)	82.50	June 2026	(1,593)
Coca-Cola Co. (The)	(10)	(79,010)	87.50	August 2026	(585)
Duke Energy Corp.	(8)	(98,184)	135.00	June 2026	(80)
Duke Energy Corp.	(45)	(552,285)	140.00	July 2026	(900)
DuPont de Nemours, Inc.	(70)	(338,940)	57.50	June 2026	(3,850)
Eaton Corp. PLC	(10)	(400,600)	470.00	July 2026	(3,850)
Eli Lilly & Co.	(7)	(773,500)	1,040.00	June 2026	(54,599)
International Business Machines Corp.	(15)	(446,700)	335.00	August 2026	(25,538)
Johnson & Johnson	(20)	(450,660)	250.00	August 2026	(4,900)
JPMorgan Chase & Co.	(25)	(748,275)	335.00	June 2026	(450)
JPMorgan Chase & Co.	(5)	(149,655)	340.00	August 2026	(1,418)
Linde PLC	(16)	(796,304)	520.00	June 2026	(4,960)
Lowe’s Companies, Inc.	(11)	(235,796)	270.00	June 2026	(303)
McDonald’s Corp.	(7)	(195,440)	335.00	June 2026	(46)
Meta Platforms, Inc., Class A	(14)	(885,514)	750.00	June 2026	(1,925)
Microsoft Corp.	(7)	(315,168)	500.00	June 2026	(1,166)
Morgan Stanley	(35)	(728,000)	210.00	June 2026	(16,363)
Morgan Stanley	(4)	(83,200)	210.00	July 2026	(3,500)
Nvidia Corp.	(20)	(422,280)	250.00	July 2026	(5,560)
Nvidia Corp.	(14)	(295,596)	270.00	August 2026	(4,480)
Nvidia Corp.	(20)	(422,280)	280.00	December 2026	(20,300)
Palo Alto Networks, Inc.	(20)	(563,380)	200.00	June 2026	(164,249)
Procter & Gamble Co. (The)	(20)	(287,120)	160.00	June 2026	(310)
Procter & Gamble Co. (The)	(5)	(71,780)	160.00	July 2026	(328)
Prologis, Inc.	(30)	(430,410)	155.00	August 2026	(7,500)

See accompanying notes which are an integral part of these financial statements.

Connors Hedged Equity Fund
Schedule of Open Written Option Contracts (continued)
May 31, 2026 (Unaudited)

	Number of	Notional	Exercise
Description	Contracts	Amount	Price	Expiration Date	Fair Value
WRITTEN OPTIONS (1.30)% (continued)
WRITTEN CALL OPTIONS (1.25)% (continued)
Qnity Electronics, Inc.	(10)	$(156,000)	$130.00	June 2026	$(27,550)
Qnity Electronics, Inc.	(30)	(468,000)	195.00	August 2026	(21,900)
Qnity Electronics, Inc.	(7)	(109,200)	185.00	September 2026	(9,065)
Quanta Services, Inc.	(3)	(213,519)	840.00	July 2026	(3,450)
RTX Corp.	(20)	(359,320)	230.00	June 2026	(150)
RTX Corp.	(15)	(269,490)	200.00	August 2026	(5,550)
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	(6)	(251,070)	470.00	June 2026	(2,145)
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	(2)	(83,690)	480.00	July 2026	(2,005)
Tapestry, Inc.	(23)	(334,558)	175.00	June 2026	(1,104)
Tapestry, Inc.	(10)	(145,460)	175.00	August 2026	(3,025)
Tesla, Inc.	(2)	(87,158)	450.00	June 2026	(2,335)
TJX Companies, Inc. (The)	(50)	(773,750)	175.00	June 2026	(625)
UnitedHealth Group, Inc.	(5)	(190,155)	440.00	July 2026	(790)
Visa, Inc., Class A	(17)	(554,812)	370.00	August 2026	(4,854)
Walmart, Inc.	(45)	(520,875)	135.00	June 2026	(608)
Walmart, Inc.	(5)	(57,875)	145.00	June 2026	(50)
Waste Management, Inc.	(25)	(528,650)	250.00	July 2026	(688)
Wells Fargo & Co.	(12)	(93,048)	95.00	June 2026	(60)
Welltower, Inc.	(35)	(718,655)	230.00	June 2026	(1,575)
Williams Companies, Inc. (The)	(100)	(713,900)	75.00	June 2026	(4,500)
Williams Companies, Inc. (The)	(30)	(214,170)	80.00	August 2026	(2,700)
Total Written Call Options (Premiums Received $565,304)					(818,171)

WRITTEN PUT OPTIONS (0.05)%
S&P 500 Index	(7)	(5,306,042)	6,300.00	June 2026	(1,330)
S&P 500 Index	(10)	(7,580,060)	6,400.00	July 2026	(10,300)
S&P 500 Index	(7)	(5,305,042)	6,500.00	July 2026	(8,365)
S&P 500 Index	(5)	(3,790,030)	6,800.00	July 2026	(9,950)

Total Written Put Options (Premiums Received $129,509)					(29,945)

Total Written Options (Premiums Received $694,812)					$(848,116)

See accompanying notes which are an integral part of these financial statements.

Connors Hedged Equity Fund
Statement of Assets and Liabilities
May 31, 2026 (Unaudited)

Assets
Investments in securities at fair value (cost $49,337,159)	$66,387,536
Receivable for fund shares sold	797
Receivable for investments sold	13,905
Dividends receivable	62,372
Prepaid expenses	40,053
Total Assets	66,504,663
Liabilities
Written options, at fair value (premium received $694,813)	848,116
Payable for investments purchased	476,405
Payable to Adviser (Note 4)	27,906
Payable to Administrator	15,688
Payable to trustees	3,730
Other accrued expenses	34,565
Total Liabilities	1,406,410
Net Assets	$65,098,253
Net Assets consist of:
Paid-in capital	$49,454,432
Accumulated earnings	15,643,821
Net Assets	$65,098,253
Institutional Class

Shares outstanding (unlimited number of shares authorized, no par value)	4,444,471
Net asset value, offering and redemption price per share	$14.65

See accompanying notes which are an integral part of these financial statements.

Connors Hedged Equity Fund
Statement of Operations
For the Period Ended May 31, 2026 (Unaudited)

Investment Income
Dividend income	$427,451
Total investment income	427,451

Expenses
Investment Adviser fees	239,768
Administration fees	44,100
Legal fees	25,123
Administrative service plan fees	22,998
Registration expenses	20,329
Compliance fees	16,526
Transfer agent fees	11,868
Audit and tax preparation fees	9,118
Trustee fees	7,480
Printing and postage expenses	5,376
Custodian fees	4,327
Miscellaneous expense	23,819
Total expenses	430,832
Fees contractually waived and expenses reimbursed by Adviser	(93,039)
Net operating expenses	337,793
Net investment income	89,658

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	1,063,624
Written options	280,071
Purchased options	(1,040,331)
Net change in unrealized appreciation (depreciation) on:
Investment securities	3,419,447
Written options	(68,951)
Purchased options	(103,788)
Net realized and change in unrealized gain on investment securities and options	3,550,072
Net increase in net assets resulting from operations	$3,639,730

See accompanying notes which are an integral part of these financial statements.

Connors Hedged Equity Fund
Statements of Changes in Net Assets

		For the
	For the Six	Year Ended
	Months Ended	November 30,
	May 31, 2026	2025
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$89,658	$197,504
Net realized gain (loss) on investment securities and options	303,364	(1,340,691)
Net change in unrealized appreciation of investment securities and options	3,246,708	4,889,913
Net increase in net assets resulting from operations	3,639,730	3,746,726

Distributions to shareholders from Earnings	(197,167)	(631,492)
Total distributions	(197,167)	(631,492)

Capital Transactions - Institutional Class:
Proceeds from shares sold	6,688,679	15,676,407
Reinvestment of distributions	197,020	631,492
Amount paid for shares redeemed	(2,474,420)	(3,071,372)
Net increase in net assets resulting from capital transactions	4,411,279	13,236,527
Total Increase in Net Assets	7,853,842	16,351,761

Net Assets
Beginning of period	57,244,411	40,892,650
End of period	$65,098,253	$57,244,411

Share Transactions - Institutional Class:
Shares sold	480,219	1,198,514
Shares issued in reinvestment of distributions	14,164	49,920
Shares redeemed	(178,889)	(233,595)
Net increase in shares	315,494	1,014,839

See accompanying notes which are an integral part of these financial statements.

Connors Hedged Equity Fund - Institutional Class
Financial Highlights

(For a share outstanding during each period)

	For the Six					For the
	Months					Period
	Ended					Ended
	May 31, 2026		For the Years Ended November 30,			November
	(Unaudited)		2025	2024	2023	30, 2022(a)
Selected Per Share Data:
Net asset value, beginning of period	$13.86		$13.13	$10.52	$9.86	$10.00

Investment operations:
Net investment income	0.02		0.04	0.05	0.07	0.05
Net realized and unrealized gain (loss)	0.82		0.87	2.63	0.64	(0.19)
Total from investment operations	0.84		0.91	2.68	0.71	(0.14)

Less distributions to shareholders from:
Net investment income	(0.05)		(0.04)	(0.07)	(0.05)	—
Net realized gains	—		(0.14)	—	—	—
Total distributions	(0.05)		(0.18)	(0.07)	(0.05)	—

Net asset value, end of period	$14.65		$13.86	$13.13	$10.52	$9.86

Total Return(b)	6.06	% (c)	7.09%	25.62%	7.25%	(1.40	)% (c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$65,098		$57,244	$40,893	$25,248	$14,987
Ratio of net expenses to average net assets	1.13	% (d)	1.10%	1.12%	1.15%	1.15	% (d)
Ratio of expenses to average net assets before waiver and reimbursement	1.44	% (d)	1.52%	1.74%	2.32%	4.05	% (d)
Ratio of net investment income to average net assets	0.30	% (d)	0.40%	0.47%	0.87%	0.84	% (d)
Portfolio turnover rate	25	% (c)	38%	48%	52%	30	% (c)

(a)	For the period January 19, 2022 (commencement of operations) to November 30, 2022.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements

Connors Hedged Equity Fund Notes to the Financial Statements
May 31, 2026 (Unaudited)

NOTE 1. ORGANIZATION

The Connors Hedged Equity Fund (the “Fund”) is a diversified series of Connors Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on September 15, 2021. The Fund currently offers one class of shares: Institutional Shares. The Fund commenced investment operations on January 19, 2022. The Fund’s investment adviser is Connors Investor Services, Inc. (the “Adviser”). The investment objective of the Fund is to seek to achieve capital appreciation and secondarily income generation, with lower volatility than U.S. equity markets.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Updated 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosure only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s CODM is the President and Principal Executive Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Connors Hedged Equity Fund
Notes to the Financial Statements (continued)
May 31, 2026 (Unaudited)

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended May 31, 2026, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the six months ended May 31, 2026, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Connors Hedged Equity Fund
Notes to the Financial Statements (continued)
May 31, 2026 (Unaudited)

Options Contracts – The Fund may purchase and sell put and call options. A call option gives a holder the right to purchase a specific security or an index at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time. The initial purchaser of a call option pays the “writer,” i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. The Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. The Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. Refer to the Fund’s Schedule of Investments for details regarding open option contracts as of May 31, 2026. The amount of realized gain (loss) on Purchased and Written Options is presented on the Statement of Operations as “Net Realized Gain (Loss) on Purchased and Written Options” The change in the net fair value of the Purchased and Written Options is included in the Statement of Operations as “Net Change in Unrealized Appreciation (Depreciation) on Purchased and Written Options.”

Derivative Transactions – The following tables identify the location and fair value of derivative instruments on the Statement of Assets and Liabilities as of May 31, 2026 and the effect of derivative instruments on the Statement of Operations for the six months ended May 31, 2026.

Location of Derivatives on Statement of Assets and Liabilities
Derivatives	Asset Derivatives	Liability Derivatives	Fair Value
Equity Price Risk:
Purchased Options	Investments in securities at fair value		$315,990

Written Options		Written options, at fair value	(848,116)

Connors Hedged Equity Fund
Notes to the Financial Statements (continued)
May 31, 2026 (Unaudited)

For the six months ended May 31, 2026:

			Change in Unrealized
	Location of Gain (Loss) on	Realized Gain	Appreciation
	Derivatives on Statement of	(Loss) on	(Depreciation) on
Derivatives	Operations	Derivatives	Derivatives
Equity Price Risk:
Purchased options	Net realized gain (loss) and change in unrealized appreciation (depreciation) on purchased options	$(1,040,331)	$(103,788)
Written options	Net realized gain (loss) and change in unrealized appreciation (depreciation) on written options	280,071	(68,951)

The following table summarizes the average ending monthly fair value of derivatives outstanding during the six months ended May 31, 2026:

Average Ending Monthly
Derivatives	Fair Value(a)
Purchased Options	$336,598
Written Options	(708,649)

(a)	Average based on the 6 months during the period that had activity.

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statement of Assets and Liabilities as of May 31, 2026:

Gross Amounts Not Offset
in Statement of Assets and
Liabilities
Net Amounts
		Gross Amounts	of Liabilities
	Gross	Offset in	Presented in
	Amounts of	Statement of	Statement of
	Recognized	Assets and	Assets and	Financial	Collateral	Net
	Liabilities	liabilities	Liabilities	Instruments	Pledged	Amount
Written Options	$848,116	$—	$848,116	$(848,116)	$—	$—

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund

Connors Hedged Equity Fund
Notes to the Financial Statements (continued)
May 31, 2026 (Unaudited)

would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at the mean between the most recent quoted bid and ask prices. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when

Connors Hedged Equity Fund
Notes to the Financial Statements (continued)
May 31, 2026 (Unaudited)

the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “Valuation Designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV as reported by the underlying fund companies. These securities are categorized as Level 1 securities.

Option contracts are generally traded on an exchange and are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Expiring options may be priced at intrinsic value.

For options where market quotations are not readily available, fair value shall be determined by the Adviser. Generally, if market quotations are not readily available and the bid price or ask price is not available and, therefore, an option cannot be valued at the composite price, options may be valued at their last quoted sales price.

If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined by the Adviser, in conformity with policies adopted by the Board. These securities will generally be categorized as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation

Connors Hedged Equity Fund
Notes to the Financial Statements (continued)
May 31, 2026 (Unaudited)

Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2026:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$64,045,361	$—	$—	$64,045,361
Purchased Call Options	—	226,300	—	226,300
Purchased Put Options	—	89,690	—	89,690
Money Market Funds	2,026,185	—	—	2,026,185
Total	$66,071,546	$315,990	$—	$66,387,536

		Valuation Inputs
Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$—	$(818,171)	$—	$(818,171)
Written Put Options	—	(29,945)	—	(29,945)
Total	$—	$(848,116)	$—	$(848,116)

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any Level 3 securities during the six months ended May 31, 2026.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its services, the Fund pays the Adviser a fee, computed and

Connors Hedged Equity Fund
Notes to the Financial Statements (continued)
May 31, 2026 (Unaudited)

accrued daily and paid monthly at an annual rate of 0.80% of the average daily net assets of the Fund. For the six months ended May 31, 2026, the Adviser earned a fee of $239,768 from the Fund before the waivers described below. At May 31, 2026, the Fund owed the Adviser $27,906.

The Fund has adopted an Administrative Services Plan (the “Plan”) for its Institutional Class shares effective March 30, 2024. The Plan allows the Fund to pay financial intermediaries that provide services relating to Institutional Class shares computed and accrued daily at an annual rate not to exceed 0.10% of the Fund’s average daily net assets. For the six months ended May 31, 2026, the Fund paid $22,998 in Plan fees.

The Adviser has contractually agreed under an expense limitation agreement (the “Expense Limitation Agreement”), until March 31, 2027 to reduce Management Fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund Fees and Expenses; payments, if any, under a Rule 12b-1 Distribution Plan or Administrative Services Plan, extraordinary expenses such as litigation and merger or reorganization costs, and other expenses not incurred in the ordinary course of the Fund’s business) to 1.05% (1.15% prior to March 31, 2024) of the Fund’s average daily net assets of its Institutional Class shares. The Expense Limitation Agreement may be terminated by the Adviser, or the Board, without approval by the other party, at the end of the then current term upon not less than 90 days’ notice to the other parties as set forth in the Expense Limitation Agreement. The Expense Limitation Agreement will terminate automatically if the Fund’s Advisory Agreement with the Adviser is terminated.

Each fee waiver or expense reimbursement by the Adviser is subject to repayment by the Fund within the three years following the date the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation that is in effect at the time of the repayment or at the time of the fee waiver or expense reimbursement, whichever is lower. For the six months ended May 31, 2026, the Adviser waived fees or reimbursed expenses totaling $93,039. As of May 31, 2026, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements as follows:

Recoverable Through
November 30, 2026	$109,102
November 30, 2027	203,519
November 30, 2028	201,979
May 31, 2029	93,039

Connors Hedged Equity Fund
Notes to the Financial Statements (continued)
May 31, 2026 (Unaudited)

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. The Fund’s allocated fees incurred for fund administration, fund accounting and transfer agency for the six months ended May 31, 2026, are reported on the Statement of Operations.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Pursuant to a Compliance Consulting Agreement with Beacon Compliance Consulting, Inc. (“Beacon”), Beacon provides the Chief Compliance Officer and compliance services to the Trust. The Fund’s allocated fees incurred for compliance services for the six months ended May 31, 2026, are reported on the Statement of Operations.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Trust pays each Trustee of the Trust who is not an interested person an annual retainer of $5,000. The Trust also reimburses the Trustees for travel and other expenses incurred in attending meetings of the Board. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any direct compensation from the Trust. No other compensation or retirement benefits are received by any Trustee or officer from the Fund.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2026, purchases and sales of investment securities, other than short-term investments, were $17,686,965 and $14,569,663, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended May 31, 2026.

NOTE 6. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely

Connors Hedged Equity Fund
Notes to the Financial Statements (continued)
May 31, 2026 (Unaudited)

affected. As of May 31, 2026, the Fund had 31.24% of the value of its net assets invested in stocks within the Technology sector.

NOTE 7. FEDERAL TAX INFORMATION

At May 31, 2026, the net unrealized appreciation (depreciation) and tax cost of investments, including written options, for tax purposes was as follows:

Gross unrealized appreciation	$18,191,984
Gross unrealized depreciation	(1,250,841)
Net unrealized appreciation on investments	16,941,143
Tax cost of investments	$48,598,277

The tax character of distributions paid for the fiscal year ended November 30, 2025, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$194,753
Long-term capital gains	436,739
Total distributions paid	$631,492

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At November 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$187,042
Accumulated capital and other losses	(1,680,219)
Unrealized appreciation on investments	$13,694,435
Total accumulated earnings	$12,201,258

As of November 30, 2025, the Fund had short-term capital loss carryforwards of $1,658,461. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

For the fiscal year ended November 30, 2025, the Fund didn’t utilize any capital loss carryforwards.

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which is intended to enhance transparency and decision usefulness of income tax disclosures including additional detail related to rate reconciliation and income taxes paid during the reporting

Connors Hedged Equity Fund
Notes to the Financial Statements (continued)
May 31, 2026 (Unaudited)

period. For the period ended May 31, 2026, federal, state, or local income taxes or any income taxes in foreign jurisdictions paid by the Fund were immaterial.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

No matter was submitted to a vote of shareholders during the period covered by the report.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)(1) Not Applicable – disclosed with annual report.

(a)(2) Not Applicable

(a)(3) Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(4) Not Applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Connors Funds

By (Signature and Title)	/s/ Peter Connors
Peter Connors, President and Principal Executive Officer

Date	8/7/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Peter Connors
Peter Connors, President and Principal Executive Officer

Date	8/7/2026

By (Signature and Title)	/s/ Debora M. Covell
Debora M. Covell, Treasurer and Principal Financial Officer

Date	8/7/2026